CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME / (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Income and Comprehensive Income [Abstract]
Net income / (loss)	$ (57,346)	$ 5,969	$ 3,630
Comprehensive income / (loss)	$ (57,346)	$ 5,969	$ 3,630